Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 62,684	$ 69,501	$ 65,613	$ 74,467	$ 86,288	[1]	$ 93,575	$ 89,998	$ 81,882	$ 272,265	$ 351,743	$ 367,221
Income from operations	2,959	5,070	9,546	2,955	10,928	[1]	9,151	12,599	8,688	20,531	41,365	40,321
Net (loss)/ income from continuing operations	687	2,149	5,545	(271)	8,602	[1]	8,876	12,996	8,974	8,111	39,447	37,298
Income from discontinued operations	133	728	352	94	88	[1]				1,307	88
Net Income (loss)	$ 820	$ 2,877	$ 5,897	$ (177)	$ 8,690	[1]	$ 8,876	$ 12,996	$ 8,974	$ 9,418	$ 39,535	$ 37,298
Common Unitholders [Member]
Basic and diluted net income per limited partner unit:
Net income per unit from continuing operations	$ 0.02	$ 0.07	$ 0.20	$ (0.01)	$ 0.30	[1]	$ 0.31	$ 0.46	$ 0.32
Net income per unit from discontinued operations	$ 0.01	$ 0.03	$ 0.01		$ 0.01	[1]
Net income per common unit, basic and diluted	$ 0.03	$ 0.10	$ 0.21	$ (0.01)	$ 0.31	[1]	$ 0.31	$ 0.46	$ 0.32
Weighted average number of limited partner units outstanding, basic:
Weighted average number of limited partner units outstanding, basic	16,659	15,609	15,371	15,354	15,348	[1]	15,332	15,329	15,313
Weighted average number of limited partner units outstanding, diluted:
Weighted average number of limited partner units outstanding, diluted	16,672	15,621	15,379	15,354	15,349	[1]	15,333	15,331	15,327
Subordinated Unitholders[Member]
Basic and diluted net income per limited partner unit:
Net income per unit from continuing operations	$ 0.02	$ 0.07	$ 0.20	$ (0.01)	$ 0.30	[1]	$ 0.31	$ 0.46	$ 0.32
Net income per unit from discontinued operations	$ 0.01	$ 0.03	$ 0.01		$ 0.01	[1]
Net income per common unit, basic and diluted	$ 0.03	$ 0.10	$ 0.21	$ (0.01)	$ 0.31	[1]	$ 0.31	$ 0.46	$ 0.32
Weighted average number of limited partner units outstanding, basic:
Weighted average number of limited partner units outstanding, basic	12,397	12,397	12,397	12,397	12,397	[1]	12,397	12,397	12,397
Weighted average number of limited partner units outstanding, diluted:
Weighted average number of limited partner units outstanding, diluted	12,397	12,397	12,397	12,397	12,397	[1]	12,397	12,397	12,397

[1]	Fourth quarter 2012 data was revised from the amounts previously reported to correctly report the Partnership’s liability and costs for black lung benefits (see note 12 for further details